Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP INVUNION
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The accompanying financial statements are prepared on the accrual basis of accounting.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods could differ from those estimates.

Corning Incorporated Investment Plan for Unionized Employees Notes to Financial Statements December 31, 2025 and 2024

Basis of Allocation from the Corning Incorporated Master Investment Trust
The Plan has a specific interest in the Corning Incorporated Master Investment Trust (the “Master Trust”) in which another plan sponsored by the Company also participates. The Plan’s specific interest in the Master Trust is credited or charged for contributions, transfers, and benefit payments relating to its participants. Realized gains and losses and changes in net unrealized appreciation or depreciation on investments, income (loss) from investments and expenses reflect the Plan’s specific interest in the Master Trust.

Valuation of Master Trust Investments
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability at the measurement date. See Note 4 for further discussion of fair value measurements.

Interest is accrued by the Master Trust as earned, and dividends are recorded on the ex-dividend date.

Purchases and sales of securities are recorded by the Master Trust on a trade-date basis. Realized gains and losses for security transactions are reported using the average cost method. Unrealized gains and losses represent the difference between the cost and fair value of securities. Net appreciation/depreciation includes unrealized and realized gains and losses on investments bought and sold as well as held during the year.

Payment of Benefits
Benefits are recorded when paid.

New Accounting Standards
There were no new accounting standards adopted during the year ended December 31, 2025 that materially impacted the Plan’s disclosures.

Risks and Uncertainties
The Plan’s investments are exposed to various risks, such as changes in interest rates, credit risks and market returns. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of these investments, it is at least reasonably possible that changes in valuations in the near term would materially affect participants’ account balances and the amounts of such investments reported in the Plan’s financial statements.

Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

Corning Incorporated Investment Plan for Unionized Employees Notes to Financial Statements December 31, 2025 and 2024